Leases - Summary of Payments by Date for Operating Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	$ 462
2025	478
2026	494
2027	511
2028	484
Total lease payments	2,429
Less: Interest	(438)
Present value of lease liabilities	$ 1,991	$ 2,092